Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Intangible Assets Net Of Accumulated Amortization [Abstract]
Goodwill, Beginning balance	$ 133,659		$ 162,180		$ 165,528
Goodwill, Amortization expense	0		0		0
Goodwill, Impairment			(10,100)	[1],[2]	(3,348)	[1],[2]
Goodwill, Divestitures	0		(18,421)	[2]	0
Goodwill, Additions	583				0
Goodwill, Ending balance	134,242		133,659		162,180
Other Intangible Assets, Beginning balance	26,243	[3]	32,881	[3]	38,256	[3]
Other Intangible Assets, Amortization expense	(3,910)	[3]	(4,380)	[3],[4]	(5,526)	[3],[4]
Other Intangible Assets, Divestitures			(2,258)	[3]
Other Intangible Assets, Additions	367	[3]			151	[3]
Other Intangible Assets, Ending balance	$ 22,700	[3]	$ 26,243	[3]	$ 32,881	[3]

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[3]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
[4]	Amortization expense related to FHI and Msaver of $.4 million and $1.4 million for 2011 and 2010, respectively, is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.